Operating assets and liabilities - Leases - Leased property, plant and equipment (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 6,842	kr 5,925
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	6,067	5,157
Other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 775	kr 768